Other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other income
Grant income	€ 8,640	€ 489
Other income	34	74
Total other income	€ 8,674	€ 563	€ 8,937	€ 979